Label	Element	Value
Prospectus Summary | MainStay VP Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay VP Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 218% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	218.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests approximately 60% of its assets (net assets plus any borrowings for investment purposes) in stocks and 40% of its assets in fixed-income securities (such as bonds) and cash equivalents. Although this 60/40 ratio may vary, under normal market conditions, the Portfolio will invest at least 25% of its assets in fixed-income securities. Asset allocation decisions are made by New York Life Investment Management LLC, the Portfolio’s Manager, based on its tactical view of the market. The Portfolio may invest in exchange-traded funds (“ETFs”), including ETFs advised by affiliates of the Manager and ETFs advised by unaffiliated advisers, to facilitate rebalancing the Portfolio’s allocation between equity and fixed-income exposures.

The Portfolio may invest up to 20% of its net assets in foreign securities, but only in such securities that NYL Investors LLC (“NYL Investors”), the Subadvisor for the fixed-income portion of the Portfolio, and Wellington Management Company LLP (“Wellington”), the Subadvisor for the equity portion of the Portfolio, consider to be of high quality. The Portfolio may also invest in derivatives, such as futures and options, to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Under normal market conditions, the Subadvisors seek to keep the portfolio fully invested rather than taking temporary cash positions with respect to their portions of the Portfolio's assets. The Subadvisors will sell a security if it becomes relatively overvalued, if better opportunities are identified, or if they determine that the initial investment expectations are not being met.

Equity Investment Process: Wellington invests in equity securities issued by companies of any size or market capitalization range. While Wellington does not limit its investments to issuers within a particular capitalization range, it generally invests in large capitalization companies (as represented by the market cap range of the Russell 1000® Index, which ranged from $684.7 million to $2.0 trillion as of February 28, 2021). Wellington may invest in securities of foreign issuers, including emerging market securities. Generally, an issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg. Wellington has discretion to determine the countries considered to be emerging market countries, including taking into consideration a variety of factors, such as the development of a country’s financial and capital markets, and inclusion of a country in an index representative of emerging markets.

Wellington seeks to identify companies that are financially sound but temporarily out-of-favor, and that provide above-average potential total returns at below average valuations. Wellington employs a “bottom-up” approach to investment research, and seeks to capitalize on investor behavioral biases by investing in companies with an attractive combination of valuation, quality, and capital return, and by taking a long-term view.

Wellington may give consideration to financially material environmental, social and/or governance (“ESG”) criteria including, but not limited to, climate mitigation and resilience, corporate culture, as well as executive compensation and senior-level succession planning. When evaluating investments for the Portfolio, Wellington has access to proprietary ESG research to help evaluate a company’s risk and return potential. Wellington believes the integration of financially material ESG factors into its investment process allows it to better assess strategic business issues that may impact the performance of a company. ESG factors are one of several factors considered when making an investment decision for the Portfolio. Wellington has discretion to determine the materiality of as well as the level at which financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision. Wellington also engages with management of certain companies regarding corporate governance practices as well as what it deems to be materially important environmental and/or social issues facing a company.

Fixed-Income Investment Process: NYL Investors generally invests in U.S. government securities, mortgage-backed securities, asset-backed securities and investment grade corporate bonds. NYL Investors selects fixed-income securities based on their credit quality, duration and price. The fixed-income portion of the portfolio normally has an intermediate term duration that ranges from three to five years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Portfolio's investments may include variable rate notes, floating rate notes and mortgage-related securities (including mortgage-backed) securities, which are debt securities whose values are based on underlying pools of mortgages, and asset-backed securities, which are debt securities whose values are based on underlying pools of credit receivables.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio invests approximately 60% of its assets (net assets plus any borrowings for investment purposes) in stocks and 40% of its assets in fixed-income securities (such as bonds) and cash equivalents. Although this 60/40 ratio may vary, under normal market conditions, the Portfolio will invest at least 25% of its assets in fixed-income securities. Asset allocation decisions are made by New York Life Investment Management LLC, the Portfolio’s Manager, based on its tactical view of the market. The Portfolio may invest in exchange-traded funds (“ETFs”), including ETFs advised by affiliates of the Manager and ETFs advised by unaffiliated advisers, to facilitate rebalancing the Portfolio’s allocation between equity and fixed-income exposures.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisors may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below.

Market Risk: The value of the Portfolio’s investments may fluctuate because of changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Portfolio shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Multi-Manager Risk: The Portfolio’s performance relies on the selection and monitoring of the Subadvisors as well as how the Portfolio’s assets are allocated among those Subadvisors. Performance will also depend on the Subadvisors’ skill in implementing their respective strategy or strategies. The Subadvisors’ investment strategies may not always be complementary to one another and, as a result, the Subadvisors may make decisions that conflict with one another, which may adversely affect the Portfolio’s performance. For example, a Subadvisor may purchase an investment for the Portfolio at the same time that another Subadvisor sells the investment, resulting in higher expenses without accomplishing any net investment result. Alternatively, multiple Subadvisors could purchase the same investment at the same time, causing the Portfolio to pay higher expenses because the Subadvisors did not aggregate their transactions. The multi-manager approach may also cause the Portfolio to invest a substantial percentage of its assets in certain types of securities, which could expose the Portfolio to greater risks associated with those types of securities and lead to large beneficial or detrimental effects on the Portfolio’s performance. The Manager may influence a Subadvisor in terms of its management of a portion of the Portfolio’s assets, including hedging practices, investment exposure and risk management.

A Subadvisor may underperform the market generally and may underperform other subadvisors that the Manager could have selected.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisors may not produce the desired results. The Subadvisors may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Portfolio’s benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio’s benchmark.

Conflicts of Interest: Potential conflicts of interest situations could arise. For example, New York Life Investments may be subject to potential conflicts of interest in selecting or allocating assets among the Portfolio’s underlying ETFs (the “Underlying ETFs”) because New York Life Investments and its affiliates receive fees from affiliated Underlying ETFs and not from other Underlying ETFs. In addition, the Portfolio’s portfolio managers may also serve as portfolio managers to one or more affiliated Underlying ETFs and may have an incentive to select certain affiliated Underlying ETFs due to compensation considerations or to support new investment strategies or cash flow needs of affiliated Underlying ETFs. Moreover, a situation could occur where the best interests of the Portfolio could be adverse to the best interests of an affiliated Underlying ETF or vice versa. New York Life Investments will analyze any such situation and take all steps it believes to be necessary to minimize and, where possible, eliminate potential conflicts in light of the fiduciary duty New York Life Investments has to the Portfolio, which requires it to act in the best interests of the Portfolio when selecting Underlying ETFs.

Yield Risk: There can be no guarantee that the Portfolio will achieve or maintain any particular level of yield.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings.

Value Stock Risk: Value stocks may never reach what a Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Market Capitalization Risk: To the extent the Portfolio invests in securities issued by small-, mid-, or large-cap companies, the Portfolio will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises.

Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

Exchange-Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF could result in it being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Portfolio to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss.

Derivatives may also increase the expenses of the Portfolio.

Floating Rate Notes and Variable Rate Notes Risk: Floating and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. The terms of many floating rate notes and other instruments are tied to the London Interbank Offered Rate (“LIBOR”), which functions as a reference rate or benchmark. It is anticipated that LIBOR will be discontinued at the end of 2021, which may cause increased volatility and illiquidity in the markets for instruments with terms tied to LIBOR or other adverse consequences, such as decreased yields and reduction in value, for these instruments. These events may adversely affect the Portfolio and its investments in such instruments.

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of a Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under current conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available to the Portfolio) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio. These risks are heightened for fixed-income instruments because of the current low interest rate environment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over time. The average annual total returns table shows how the Portfolio’s average annual total returns compare to those of two broad-based securities market indices, as well as a composite index. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 1000® Value Index as its primary benchmark as a replacement for the Russell Mid Cap Value Index because it believes that the Russell 1000® Value Index is more reflective of its principal investment strategies. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

The Portfolio has selected the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index as its secondary benchmark. The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

The Portfolio has selected the Balanced Composite Index as an additional benchmark. The Balanced Composite Index consists of the Russell 1000® Value Index and the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. The Portfolio’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies for the equity portion of the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate some of the risks of investing in the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Initial Class Shares(by calendar year 2011-2020)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Annual Return 2011	rr_AnnualReturn2011	2.79%
Annual Return 2012	rr_AnnualReturn2012	12.32%
Annual Return 2013	rr_AnnualReturn2013	21.87%
Annual Return 2014	rr_AnnualReturn2014	10.88%
Annual Return 2015	rr_AnnualReturn2015	(2.59%)
Annual Return 2016	rr_AnnualReturn2016	10.24%
Annual Return 2017	rr_AnnualReturn2017	10.02%
Annual Return 2018	rr_AnnualReturn2018	(7.36%)
Annual Return 2019	rr_AnnualReturn2019	16.75%
Annual Return 2020	rr_AnnualReturn2020	7.90%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
Q2/2020	12.61%
Worst Quarter
Q1/2020	-16.28%

Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.61%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.28%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Prospectus Summary | MainStay VP Balanced Portfolio | Russell 1000® Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 ® Value Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	9.74%
10 Years	rr_AverageAnnualReturnYear10	10.50%
Prospectus Summary | MainStay VP Balanced Portfolio | Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	3.64%
10 Years	rr_AverageAnnualReturnYear10	3.11%
Prospectus Summary | MainStay VP Balanced Portfolio | Balanced Composite Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Balanced Composite Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	7.77%
Prospectus Summary | MainStay VP Balanced Portfolio | Russell Midcap® Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap ® Value Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	10.49%
Prospectus Summary | MainStay VP Balanced Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.71%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fees.
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	$ 883
1 Year	rr_AverageAnnualReturnYear01	7.90%
5 Years	rr_AverageAnnualReturnYear05	7.20%
10 Years	rr_AverageAnnualReturnYear10	7.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2005
Prospectus Summary | MainStay VP Balanced Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.96%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fees.
1 Year	rr_ExpenseExampleYear01	$ 98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	$ 1,178
1 Year	rr_AverageAnnualReturnYear01	7.63%
5 Years	rr_AverageAnnualReturnYear05	6.93%
10 Years	rr_AverageAnnualReturnYear10	7.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2005

[1]	Restated to reflect current management fees. The management fee is as follows: 0.65% on assets up to $1 billion; 0.625% on assets from $1 billion to $2 billion; and 0.60% on assets over $2 billion.